Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Registrant Name	dei_EntityRegistrantName	Hartford Mutual Funds II Inc
CIK	dei_EntityCentralIndexKey	0000049905
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 13, 2025
Effective Date	dei_DocumentEffectiveDate	Feb. 13, 2025
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A